Prepayment for CIP Project (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Prepayment for CIP Project (Details) [Line Items]
Construction amount | ¥			¥ 2.9
Additional capital expenditure	$ 3,500,000
Chenyuan [Member]
Prepayment for CIP Project (Details) [Line Items]
Total estimated budget	9,700,000		¥ 69.2
Construction in Progress [Member]
Prepayment for CIP Project (Details) [Line Items]
Total estimated budget				$ 23,200,000	¥ 165.0
Construction amount	401,702
Additional capital expenditure	13,500,000	¥ 95.8
Construction in Progress [Member] | Chenyuan [Member]
Prepayment for CIP Project (Details) [Line Items]
Prepayment	$ 9,300,000